11. Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Future minimum lease payments under non-cancelable leases
For the twelve months ended September 30
2017	$300,000
2018	300,000
2019	300,000
2020	300,000
2021	300,000
Thereafter	1,225,000
$2,725,000
Future minimum maintenance fee payments are as follows:
For the year ended December 31
2016	$300,000
2017	300,000
2018	300,000
2019	300,000
2020	300,000
Thereafter	1,450,000
$2,950,000

Property Leases [Member]
Future minimum lease payments under non-cancelable leases
For the twelve months ended September 30,
2017	$82,000
2018	73,000
2019	45,000
2020	34,000
Thereafter	-
$234,000

For the year ended December 31
2016	88,468
2017	77,792
2018	65,000
2019	45,000
2020	22,500
Thereafter	-
$298,760